Restructuring Actions	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring Actions	Restructuring Actions
2021 and 2020 Restructuring Actions:
Operational/Marketing Capability Restructuring
In late 2020, 3M announced it would undertake certain actions to further enhance its operations and marketing capabilities to take advantage of certain global market trends while de-prioritizing investments in slower-growth end markets. During the fourth quarter of 2020, management approved and committed to undertake associated restructuring actions impacting approximately 2,100 positions resulting in a pre-tax charge of $137 million. In 2021, management approved and committed to undertake additional actions under this initiative resulting in a pre-tax charge of $124 million. Remaining activities related to the restructuring actions approved and committed under this initiative are expected to be largely completed through the third quarter of 2022. 3M expects to commit to further actions under this initiative through early 2022. This aggregate initiative, begun in 2020 and continuing through early 2022, is expected to impact approximately 3,100 positions worldwide with an expected pre-tax charge approaching $300 million over that period. The related restructuring charges were recorded in the income statement as follows:

(Millions)	2021	2020
Cost of sales	$19	$51
Selling, general and administrative expenses	88	79
Research, development and related expenses	17	7
Total operating income impact	$124	$137
The business segment operating income impact of these restructuring charges is summarized as follows:

	2021	2020
(Millions)	Employee Related	Employee Related	Asset-Related and Other	Total
Safety and Industrial	30	$36	$7	$43
Transportation and Electronics	24	16	12	28
Health Care	21	23	3	26
Consumer	7	10	1	11
Corporate and Unallocated	42	16	13	29
Total Operating Expense	$124	$101	$36	$137
Restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee- Related	Asset-Related and Other	Total
Expense incurred in the fourth quarter of 2020	$101	$36	$137
Non-cash changes	—	(36)	(36)
Accrued restructuring action balances as of December 31, 2020	101	—	101
Incremental expense incurred in 2021	124	—	124
Cash Payments	(127)	—	(127)
Adjustments	(11)	—	(11)
Accrued restructuring action balances as of December 31, 2021	$87	$—	$87
Divestiture-Related Restructuring
During the second quarter of 2020, following the divestiture of substantially all of the drug delivery business (see Note 3) management approved and committed to undertake certain restructuring actions addressing corporate functional costs and manufacturing footprint across 3M in relation to the magnitude of amounts previously allocated/burdened to the divested business. These actions affected approximately 1,300 positions worldwide and resulted in a second quarter 2020 pre-tax charge of $55 million, within Corporate and Unallocated. The divestiture-related restructuring actions were recorded in the income statement as follows:

(Millions)	2020
Cost of sales	$42
Selling, general and administrative expenses	12
Research, development and related expenses	1
Total operating income impact	$55
Divestiture-related restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related	Asset-Related and Other	Total
Expense incurred in the second quarter of 2020	$32	$23	$55
Non-cash changes	—	(14)	(14)
Cash payments	(14)	—	(14)
Adjustments	(3)	—	(3)
Accrued restructuring action balance as of December 31, 2020	15	9	24
Cash Payments	(5)	—	(5)
Adjustments	(1)	—	(1)
Accrued restructuring action balance as of June 30, 2021	$9	$9	$18
Remaining activities related to this divestiture-related restructuring were largely completed in the third quarter of 2021.
Other Restructuring
Additionally, in the second quarter of 2020, management approved and committed to undertake certain restructuring actions addressing structural enterprise costs and operations in certain end markets as a result of the COVID-19 pandemic and related economic impacts. These actions affected approximately 400 positions worldwide and resulted in a second quarter 2020 pre-tax charge of $58 million. The restructuring charges were recorded in the income statement as follows:

(Millions)	2020
Cost of sales	$13
Selling, general and administrative expenses	37
Research, development and related expenses	8
Total operating income impact	$58
The business segment operating income impact of these restructuring charges is summarized as follows:

	2020
(Millions)	Employee-Related	Asset-Related and Other	Total
Safety and Industrial	$7	$—	$7
Transportation and Electronics	11	—	11
Health Care	12	—	12
Consumer	5	—	5
Corporate and Unallocated	—	23	23
Total Operating Expense	$35	$23	$58
Restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related	Asset-Related	Total
Expense incurred in the second quarter of 2020	$35	$23	$58
Non-cash changes	—	(23)	(23)
Cash payments	(2)	—	(2)
Adjustments	(9)	—	(9)
Accrued restructuring action balances as of December 31, 2020	24	—	24
Cash Payments	(4)	—	(4)
Adjustments	(9)	—	(9)
Accrued restructuring action balances as of March 31, 2021	$11	$—	$11
Remaining activities related to this restructuring were largely completed in the second quarter of 2021.
2019 Restructuring Actions:
During the second quarter of 2019, in light of slower than expected 2019 sales, management approved and committed to undertake certain restructuring actions. These actions impacted approximately 2,000 positions worldwide, including attrition. The Company recorded second quarter 2019 pre-tax charges of $148 million. Additionally, during the fourth quarter of 2019, to realign 3M’s organizational structure and operating model to improve growth and operational efficiency, management approved and committed to undertake certain restructuring actions. These actions impacted approximately 1,500 positions worldwide. The Company recorded fourth quarter 2019 pre-tax charges of $134 million. These restructuring charges were recorded in the income statement as follows:

(Millions)	2019
Cost of sales	$72
Selling, general and administrative expenses	137
Research, development and related expenses	37
Total operating income impact	246
Other expense (income), net	36
Total income before income taxes impact	$282
The second quarter 2019 actions included a voluntary early retirement incentive initial charge (further discussed in Note 13), the charge for which is included in other expense (income), net above.
The operating income impact of these restructuring charges are summarized by business segment as follows:

	2019
(Millions)	Employee-Related	Asset-Related	Total
Safety and Industrial	$50	$—	$50
Transportation and Electronics	31	—	31
Health Care	17	—	17
Consumer	8	—	8
Corporate and Unallocated	100	40	140
Total Operating Expense	$206	$40	$246
Restructuring actions, including cash and non-cash impacts, follow:

(Millions)	Employee-Related	Asset-Related	Total
Expense incurred in the second quarter and fourth quarter of 2019	$242	$40	$282
Non-cash changes	(36)	(40)	(76)
Cash payments	(52)	—	(52)
Adjustments	(14)	—	(14)
Accrued restructuring action balances as of December 31, 2019	140	—	140
Cash Payments	(51)	—	(51)
Adjustments	(59)	—	(59)
Accrued restructuring action balances as of December 31, 2020	30	—	30
Adjustments in the table above reflect changes in estimates from factors such as additional natural attrition and redeployment as COVID-19 delayed the start of plan execution and update of costs associated with the mix of impacted roles. Remaining activities related to this restructuring were largely completed through early 2021.